Stock-Based Compensation (Summary of Stock Options Outstanding ) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) yr shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Total number of options | shares	853,089	762,173	628,636
Exercise price	$ 8.37	$ 7.99	$ 7.97
Exercise Price 13.25 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Total number of options | shares	5,284
Weighted average remaining contractual life (in years) | yr	0.24
Exercise price	$ 13.25
Number of vested options | shares	5,284
Weighted average remaining contractual life (in years)	2 months 27 days
Exercise price	$ 13.25
Exercise Price 4.91 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Total number of options | shares	19,787
Weighted average remaining contractual life (in years) | yr	1.26
Exercise price	$ 4.91
Number of vested options | shares	19,787
Weighted average remaining contractual life (in years)	1 year 3 months 4 days
Exercise price	$ 4.91
Exercise Price 6.96 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Total number of options | shares	83,000
Weighted average remaining contractual life (in years) | yr	2.25
Exercise price	$ 6.96
Number of vested options | shares	83,000
Weighted average remaining contractual life (in years)	2 years 3 months
Exercise price	$ 6.96
Exercise Price 5.03 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Total number of options | shares	126,905
Weighted average remaining contractual life (in years) | yr	2.44
Exercise price	$ 5.03
Number of vested options | shares	126,905
Weighted average remaining contractual life (in years)	2 years 5 months 9 days
Exercise price	$ 5.03
Exercise Price 6.25 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Total number of options | shares	157,871
Weighted average remaining contractual life (in years) | yr	3.36
Exercise price	$ 6.25
Number of vested options | shares	157,871
Weighted average remaining contractual life (in years)	3 years 4 months 10 days
Exercise price	$ 6.25
Exercise Price 6.60 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Total number of options | shares	39,476
Weighted average remaining contractual life (in years) | yr	3.89
Exercise price	$ 6.60
Number of vested options | shares	39,476
Weighted average remaining contractual life (in years)	3 years 10 months 21 days
Exercise price	$ 6.60
Exercise Price 8.10 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Total number of options | shares	15,000
Weighted average remaining contractual life (in years) | yr	4.22
Exercise price	$ 8.10
Number of vested options | shares	15,000
Weighted average remaining contractual life (in years)	4 years 2 months 19 days
Exercise price	$ 8.10
Exercise Price 16.14 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Total number of options | shares	56,821
Weighted average remaining contractual life (in years) | yr	6.23
Exercise price	$ 16.14
Number of vested options | shares	42,616
Weighted average remaining contractual life (in years)	6 years 2 months 23 days
Exercise price	$ 16.14
Exercise Price 10.53 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Total number of options | shares	96,056
Weighted average remaining contractual life (in years) | yr	7.25
Exercise price	$ 10.53
Number of vested options | shares	48,028
Weighted average remaining contractual life (in years)	7 years 3 months
Exercise price	$ 10.53
Exercise Price 8.56 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Total number of options | shares	141,268
Weighted average remaining contractual life (in years) | yr	8.20
Exercise price	$ 8.56
Number of vested options | shares	35,317
Weighted average remaining contractual life (in years)	8 years 2 months 12 days
Exercise price	$ 8.56
Exercise Price 11.41 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Total number of options | shares	90,836
Weighted average remaining contractual life (in years) | yr	9.20
Exercise price	$ 11.41
Weighted average remaining contractual life (in years)	9 years 2 months 12 days
Exercise price	$ 11.41
Exercise Price 10.45 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Total number of options | shares	20,785
Weighted average remaining contractual life (in years) | yr	9.42
Exercise price	$ 10.45
Weighted average remaining contractual life (in years)	9 years 5 months 1 day
Exercise price	$ 10.45
Exercise Price 8.37 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Total number of options | shares	853,089
Weighted average remaining contractual life (in years) | yr	5.29
Exercise price	$ 8.37
Number of vested options | shares	573,284
Weighted average remaining contractual life (in years)	5 years 3 months 15 days
Exercise price	$ 8.37